Offerings	Aug. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants to purchase Common Shares
Amount of Registration Fee	$ 0.00
Offering Note	Represents warrants to be issued to the Representative of the underwriters to purchase shares of Common Stock equal to 5% of the shares of Common Stock sold in this offering, including any shares of Common Stock issued upon exercise of the underwriters’ over-allotment option. The Representative’s Warrants are exercisable at a per share exercise price equal to 120% of the public offering price per share. Pursuant to Rule 457(g) under the Securities Act, the registration fee is calculated based on the exercise price of the Common Stock underlying the Representative’s Warrants.

Accordingly, no separate registration fee applies to the Representative’s Warrants instrument because the fee is calculated on the underlying shares of Common Stock under Rule 457(g). The warrant row and related previously paid entries are presented as previously filed in accordance with SEC guidance.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying the Representative's Warrants
Amount Registered | shares	301,875
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 1,811,250.00
Amount of Registration Fee	$ 250.13
Offering Note	The previously filed fee table reflected 301,875 underlying shares at $6.00 per share, a $1,811,250.00 aggregate offering price and a $250.13 fee. Those previously paid entries are retained in the table as filed. The final warrant terms reduce the coverage from 7% to 5% of the shares of Common Stock sold in this offering, including any shares of Common Stock issued upon exercise of the underwriters’ over-allotment option, resulting in 215,625 underlying shares, and increase the exercise price from 100% to 120% of the public offering price. Using the $6.00 high end of the offering range, the resulting exercise price is $7.20 per share, the revised aggregate offering price is $1,552,500.00, and the corresponding fee at 0.00013810 is $214.40. Pursuant to Rule 457(g) under the Securities Act, the filing fee is calculated based on the exercise price of the Common Stock underlying the Representative’s Warrants. No additional fee is due because the $250.13 fee shown as previously paid exceeds the fee based on the reduced final warrant-share amount. The reduction is disclosed in this footnote rather than by changing the previously paid table entries.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 25,875,000.00
Amount of Registration Fee	$ 3,573.34
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes (a) 3,750,000 shares of Common Stock to be offered by us pursuant to this offering; and (b) 562,500 shares of Common Stock that the underwriters have the option to purchase to cover over-allotments, if any.

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, we are also registering an indeterminate number of shares of Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, or similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(o) under the Securities Act.